GENERAL (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended	18 Months Ended	21 Months Ended
	Nov. 21, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Percentage of Fully Diluted Issued And Outstanding Share Capital On Reverse Recapitalization	87.00%
Royalties minimum percentage on net sales		4.00%					4.00%
Royalties maximum percentage on net sales		5.50%					5.50%
Milestone minimum payments		$ 25
Milestone maximum payments		500
Payments of Percentage of sublicensing revenues	20.00%
Percentage of future additional payments on all proceeds	2.50%
Conversion of additional payment into shares	2,160,102
Description Service fee	Eye-Fite shall pay to Can-Fite a service fee (consisting of all expenses and costs incurred by Can-Fite plus 15%).
Deferred Obligation Amount	420
Interest rate of deferred payments	3.00%
Balance					17,873,054	17,873,054
Stock Issued During Period, Value, New Issues				4,661 [1]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.72
Net Loss		(742)	(2,824)	(1,401)	(1,863)	(3,264)	(4,006)
Net Cash Used In Operating Activities		(195)	(974)	(56)	(2,714)	(2,770)	(2,965)
Can Fite [Member]
Percentage of Issued and Outstanding Share Capital					7.00%
Percentage of Sale Issued shares	12.50%
Proceeds From Issuance Of Common Stock 2	500
Stock Issued During Period Shares New Issues 2	437,005
Equity Issuance Per Share Amount 2	$ 1.144
Stock Issued During Period, Shares, New Issues	2,097,626
Stock Issued During Period, Shares, Acquisitions	36,000,000
Balance	17,873,054
Stock Issued During Period, Value, New Issues	2,400
New Investors [Member]
Stock Issued During Period, Shares, New Issues	2,910,456
Proceeds from Issuance of Common Stock	3,330
Payments of Stock Issuance Costs	$ 333
Equity Issuance, Per Share Amount	$ 1.144

[1]	Net of issuance expenses in an amount of $612 (see Note 8.b).